Liquidity Risks (Detail) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 12, 2017 Employee	Jan. 31, 2017 Employee	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Liquidity Risks
Accumulated deficit			$ (189,216)		$ (180,300)	$ (148,837)
Net loss			(8,913)	$ (7,838)	(31,483)	(22,815)	$ (14,658)
Cash used in operating activities			$ (8,436)	$ (7,011)	$ (26,259)	$ (19,207)	$ (14,448)
Workforce reduction, positions | Employee	25	25
Workforce reduction, remaining positions | Employee	5	5